Income Tax and social contribution and Other Taxes (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax and social contribution and Other Taxes
Other temporary differences	R$ 3,345	R$ 7,876
Total	R$ 3,345	R$ 7,876